Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss available to shareholders of the Company - basic (in Dollars)	$ (4,844)	$ (1,435)
Net loss available to shareholders of the Company - diluted (in Dollars)	$ (4,844)	$ (1,435)
Denominator
Weighted average number of ordinary shares - basic	7,090,865	2,577,607
Effect of dilutive securities
Dilutive effect of non-vested shares	7,090,865	2,577,607
Losses per share— basic (in Dollars per share)	$ (0.68)	$ (0.56)
Losses per share—diluted (in Dollars per share)	$ (0.68)	$ (0.56)